Cover	Apr. 10, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	New York City REIT, Inc. (the “Company”) previously filed a Current Report on Form 8-K on July 22, 2019 (the “Original Form 8-K”) reporting its acquisition, through a wholly-owned subsidiary of its operating partnership, of a fee-simple interest in three condominium units located at 196 Orchard Street, New York, NY 10002 (“196 Orchard Street”). This Amended Current Report on Form 8-K/A is being filed solely for the purpose of amending the Original Form 8-K to provide the financial information related to such acquisition required by Item 9.01. No other changes have been made to the Original Form 8-K.
Document Period End Date	Apr. 10, 2019
Entity File Number	000-55393
Entity Registrant Name	New York City REIT, Inc.
Entity Central Index Key	0001595527
Entity Tax Identification Number	46-4380248
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	405 Park Avenue, 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true